Principal Variable Contracts Funds, Inc.

Supplement dated January 30, 2017
to the Statement of Additional Information dated May 1, 2016
(as supplemented on June 17, 2016, July 29, 2016, September 16, 2016,
October 28, 2016, November 15, 2016, and December 16, 2016)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
In the Sub-Advisor: Mellon Capital Management section, delete references to David C. Kwan.

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